Financial Instruments by Category - Summary of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	$ 328,387	$ 146,876
Financial liabilities at fair value	67,000	87,900
Trade payables
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	32,893	7,043
Financial liabilities at fair value	0	0
Warrant liability
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	0	0
Financial liabilities at fair value	67,000	87,900
Financial liabilities included in other payables and accruals
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	10,960	16,867
Financial liabilities at fair value	0	0
Collaboration interest-bearing advanced funding
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	260,932	120,462
Financial liabilities at fair value	0	0
Lease liabilities
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	23,602	2,504
Financial liabilities at fair value	$ 0	$ 0